Stockholders’ Deficit (Details Narrative) - Globallink Investment Inc [Member] - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	3,445,000	3,445,000	3,445,000	3,445,000
Common stock, shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000
Temporary equity shares redemption	277,511	2,562,567	277,511	2,562,567
Redemption of warrants price per share	$ 16.50	$ 16.50	$ 16.50
Warrants price per share	$ 9.50	$ 9.50	$ 9.50
Sale of stock, percentage	60.00%	60.00%	60.00%
Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price per share	$ 0.01	$ 0.01	$ 0.01
Sale of stock, percentage	165.00%	165.00%	165.00%
Public Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding	11,500,000	11,500,000	11,500,000	11,500,000
Private Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding	570,000	570,000	570,000	570,000